Organization and Description of Business (Details) - shares						1 Months Ended
	Dec. 02, 2015	Oct. 15, 2014	Oct. 09, 2014	Sep. 22, 2014	Apr. 04, 2014	Sep. 17, 2015
Organization and Description of Business (Textual)
Cancellation of common stock			9,600,000	9,600,000
Ownership percentage of EBC's common stock		100.00%
Retained shares of common stock			400,000
Common stock shares description						The independent Bayhawk shareholders approved the agreement by a vote of 251,212 shares for and 1,600 shares against. As such, Bayhawk sold to EBC, and EBC purchased from Bayhawk, assets of Bayhawk
Michael J. Rapport Trust [Member]
Organization and Description of Business (Textual)
Shares of common stock issued					10,000,000
Bayhawk [Member]
Organization and Description of Business (Textual)
Business acquisition of shares issuance	4,033,863
Bayhawk [Member] | Asset Purchase Agreement [Member]
Organization and Description of Business (Textual)
Business acquisition of shares issuance	4,033,863